Business Acquisitions	9 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Business Acquisitions

Note 5 – Business Acquisitions

During June 2018, the Company acquired two companies for an aggregate consideration of approximately $6.1 million, to be paid in cash and equity. The operating results of these two companies have been included in the Company’s consolidated financial statements from their dates of acquisition. The Company accounted for the transactions as business combinations, and has allocated the purchase consideration to the net assets acquired based on estimated fair values.

In addition, during June 2018, the Company acquired the non-controlling interest held in a majority-owned subsidiary for $300,000.

During August 2018, the Company acquired two companies for an aggregate consideration of approximately $900,000, to be paid in cash and equity. The operating results of these two companies have been included in the Company’s consolidated financial statements from their dates of acquisition. The Company accounted for the transactions as business combinations, and has allocated the purchase consideration to the net assets acquired based on estimated fair values.

IMAC Regeneration Center, PSC

On June 29, 2018 our subsidiary, IMAC Management Services LLC, completed a merger with Clinic Management Associates of KY LLC (“CMA of KY”). CMA of KY merged with and into IMAC Management Services LLC. CMA of KY ceased corporate existence and IMAC Management Services LLC continues as the surviving corporation. Through this merger, IMAC Management Services, LLC has a long-term Management Services Agreement to provide exclusive comprehensive management and related administrative services to Integrated Medicine and Chiropractic Regeneration Center PSC, an entity engaged in the practice of medicine through physicians and nurse practitioners. The Company has committed to pay approximately $4.6 million in stock to the previous owners of CMA of KY. Under the Management Services Agreement, the Company will receive service fees based on the cost of the services we provide, plus a specified markup percentage, and a discretionary annual bonus.

The Company has included the consolidated financial results of Integrated Medicine and Chiropractic Regeneration Center, PSC in the consolidated financial statements from the date of acquisition. The transaction costs associated with the acquisition were not material.

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of tangible and intangible assets acquired and liabilities assumed:

Fair Value

Intangible assets	$4,224,113
Property and equipment	607,257
Deposit	5,521
Line of credit	(119,902)
Notes payable	(118,413)

Net Assets Acquired	$4,598,576

The identifiable intangible assets acquired represents the Management Service Agreement, which entitles the Company with the right to control all non-medical development, management and administrative services associated with the operations and economics of the Integrated Medicine and Chiropractic Regeneration Center PSC.

IMAC of St. Louis, LLC

On June 1, 2018 the Company acquired the remaining 64% membership interest in IMAC of St. Louis, LLC not already owned by us, increasing the Company’s ownership to 100%. IMAC of St. Louis, LLC operates two (2) Ozzie Smith Centers in Missouri. Pursuant to the terms of a Unit Purchase Agreement, the Company agreed to pay the current owners, upon the closing of our IPO offering, an amount equal to 1.05 times the total collections from payments at the Centers on account of regeneration-related services and associated products from the period from June 1, 2017 to May 31, 2018, which is estimated to be approximately $1,490,632. The purchase consideration will be payable $1,000,000 in cash and $490,632 in the form of shares of our common stock based on the price per share in the IPO offering.

The Company has included the financial results of IMAC of St. Louis LLC in the consolidated financial statements from June 1, 2018, the date of acquisition.

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of intangible assets acquired:

	Fair Value	Useful Life

Non Compete	$1,591,507	3 years

Total intangible assets subject to amortization	$1,591,507

IMAC Regeneration Management of Nashville, LLC

Also, on June 1, 2018 the Company acquired the remaining 25% of the outstanding units of the limited liability company membership interests not already owned by the Company in IMAC Regeneration Management of Nashville, LLC for $300,000 and will be payable $110,000 in cash and $190,000 in the form of shares of our common stock based on the price per share in the IPO offering.

The purchase price consideration in excess of the non-controlling interest acquired was recorded in earnings.

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC

On August 1, the Company entered into an agreement to purchase all outstanding membership units of Advantage Hand Therapy and Orthopedic Rehabilitation, LLC. The purchase price for the interests was equal to the dollar amount represented by .7 times the total Collections from payments for service in the Company account from June 1, 2017 to May 31, 2018. The purchase price is estimated to be approximately $892,000, of which $870,000 and $22,000 will be payable in equity and cash, respectively.

The Company has included the financial results of Advantage Hand in the consolidated financial statements from August 1, 2018, the date of acquisition.

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of intangible assets acquired:

Fair Value

Intangible assets	$750,189
Cash	45,736
Accounts Receivable, net	203,123
Other Assets	6,159
Property and equipment	18,647
Accounts Payable	(50,947)
Note Payable	(79,975)

Net Assets Acquired	$892,931

BioFirma, LLC

On August 1, 2018, the Company entered into an agreement to purchase 70% of all outstanding membership units of BioFirma LLC. The purchase price for the interests was $1,000 paid in cash. BioFirma owns a trademark on NeoCyte, an umbilical cord-derived mononuclear cell product following FDA cGMP regulations. The Company has committed up to $5,00,000 of offering proceeds for further research and development of NeoCyte and other regenerative medicine products.

The Company has included the financial results of BioFirma in the consolidated financial statements from August 1, 2018, the date of acquisition.

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of intangible assets acquired:

Fair Value

Intangible assets	$1,429
Non-Controlling interest	(429)

Net Assets Acquired	$1,000

Pro Forma Results of Operations (Unaudited)

The consolidated pro forma information presented below gives effect to the June 29, 2018 acquisition of Clinic Management Associates of KY, LLC, the June 1, 2018 acquisition of IMAC of St. Louis, LLC, the August 1, 2018 acquisitions of Advantage Hand Therapy and Orthopedic Rehabilitation, LLC and BioFirma, LLC and the June 1, 2018 acquisition of the non-controlling interest in IMAC Regeneration Management of Nashville, LLC as if the transactions had occurred on January 1, 2016.

	Year ended		Nine months ended
	December 31	December 31	September 30
	2016	2017	2018

Net revenue	$5,415,415	$9,596,315	$7,243,289

Net loss from continuing operations	(2,006,672)	(1,519,731)	(4,059,674)

Net loss	$(2,207,956)	$(2,187,530)	$(4,155,785)